Residual Contracts Disclosure: Schedule of Acquired Finite-Lived Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Acquired Finite-Lived Intangible Assets
	DECEMBER 31,	DECEMBER 31,
	2014	2013

Residual contracts	$589,294	$589,294
Less: accumulated amortization	(147,324)	--
Total residual contracts, net	$441,970	$589,294